Income Taxes (Narrative) (Details)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Income Tax Disclosure [Abstract]
Federal income tax rate	34.00%	34.00%	34.00%